CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Income tax relating to exchange differences on translation of foreign operations	$ 0	$ 0	$ 0
Income tax relating to unrealized (loss)gain on investment in Fortune Bay	$ 0	$ 0	$ 0